Concentrations (Details) - Schedule of total accounts receivable - USD ($)	12 Months Ended
	Sep. 30, 2022		Sep. 30, 2021
Accounts Receivable, Noncurrent, Credit Quality Indicator [Line Items]
Accounts receivable	$ 4,225,798		$ 5,592,834
Accounts receivable percentage	56.00%		81.00%
Customers A [Member]
Accounts Receivable, Noncurrent, Credit Quality Indicator [Line Items]
Accounts receivable	$ 1,520,966		$ 1,253,742
Accounts receivable percentage	20.00%		18.00%
Customers B [Member]
Accounts Receivable, Noncurrent, Credit Quality Indicator [Line Items]
Accounts receivable	$ 1,354,509		$ 1,083,605
Accounts receivable percentage	18.00%		16.00%
Customers C [Member]
Accounts Receivable, Noncurrent, Credit Quality Indicator [Line Items]
Accounts receivable	$ 1,350,323		$ 863,626
Accounts receivable percentage	18.00%		12.00%
Customers D [Member]
Accounts Receivable, Noncurrent, Credit Quality Indicator [Line Items]
Accounts receivable		[1]	$ 1,289,276
Accounts receivable percentage		[1]	19.00%
Customers E [Member]
Accounts Receivable, Noncurrent, Credit Quality Indicator [Line Items]
Accounts receivable		[1]	$ 1,102,586
Accounts receivable percentage		[1]	16.00%

[1]	The percentage is below 10%.